Capital risk management (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CAPITAL RISK MANAGEMENT
Equity	$ 789.3	$ 961.3
Long-term debt	489.2	714.5
Gross Capital	1,278.5	1,675.8
Cash and cash equivalents	(186.3)	(83.4)	$ (103.7)
Total	$ 1,092.2	$ 1,592.4